Cover Page	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	HELMERICH & PAYNE, INC.
Entity Central Index Key	0000046765
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4221
Entity Tax Identification Number	73-0679879
Entity Address, Address Line One	222 North Detroit Avenue
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	918
Local Phone Number	742-5531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.10 par value)
Trading Symbol	HP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false